Revenue from Contracts with Customers - Details of Amortization Costs Recognized as Cost of Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Incremental costs of obtaining a contract recognized as cost of revenues	₩ 861	₩ 1,277	₩ 998